Subsequent Event	6 Months Ended
Jun. 30, 2025
Subsequent Event [Abstract]
Subsequent event
16.	Subsequent event

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that these consolidated financial statements were available to be issued, there was no subsequent event that required recognition or disclosure.